Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PRC	¥ 142,077	$ 20,664	¥ 242,820	¥ (54,764)
Non-PRC	1,127,646	164,010	1,190,445	(14,132)
(Loss) Income before income taxes	1,269,723	184,674	1,433,265	(68,896)
Current income tax expenses	108,935	15,844	82,908	41,243
Deferred income tax (benefits) expenses	8,065	1,173	(25,306)	(53,432)
Income tax (benefits) expenses	¥ 117,000	$ 17,017	¥ 57,602	¥ (12,189)